Calamos® Family of Funds

Supplement dated July 1, 2011 to
Calamos® Family of Funds Class A, B and C Prospectus dated March 1, 2011

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 8 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Value Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.35%	0.35%	0.35%

Total Annual Operating Expenses	1.60%	2.35%	2.35%

Expense Reimbursement(1)	(0.45)%	(0.45)%	(0.45)%

Total Annual Operating Expenses After Reimbursement(2)	1.15%	1.90%	1.90%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.

(2)	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	CLASS A	CLASS B	CLASS C
One Year	587	693	293

Three Years	870	945	645

Five Years	1,222	1,372	1,172

Ten Years	2,211	2,427	2,616

You would pay the following expenses if you did not redeem your shares:
	CLASS A	CLASS B	CLASS C
One Year	587	193	193

Three Years	870	645	645

Five Years	1,222	1,172	1,172

Ten Years	2,211	2,427	2,616

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 13 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Blue Chip Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.31%	0.31%	0.31%

Total Annual Operating Expenses	1.56%	2.31%	2.31%

Expense Reimbursement(1)	(0.41)%	(0.41)%	(0.41)%

Total Annual Operating Expenses After Reimbursement(2)	1.15%	1.90%	1.90%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.

(2)	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	CLASS A	CLASS B	CLASS C
One Year	587	693	293

Three Years	866	941	641

Five Years	1,209	1,359	1,159

Ten Years	2,176	2,393	2,582

You would pay the following expenses if you did not redeem your shares:
	CLASS A	CLASS B	CLASS C
One Year	587	193	193

Three Years	866	641	641

Five Years	1,209	1,159	1,159

Ten Years	2,176	2,393	2,582

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 18 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Discovery Growth Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses(1)	1.03%	0.96%	0.93%

Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	0.02%	0.02%	0.02%

Total Annual Operating Expenses	2.30%	2.98%	2.95%

Expense Reimbursement(2)	(0.78)%	(0.71)%	(0.68)%

Total Annual Operating Expenses After Reimbursement	1.52%	2.27%	2.27%

(1)	Because the Fund commenced operations on June 1, 2010, “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

(2)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.50%, 2.25% and 2.25% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	CLASS A	CLASS B	CLASS C
One Year	622	730	330

Three Years	1,012	1,084	780

You would pay the following expenses if you did not redeem your shares:
	CLASS A	CLASS B	CLASS C
One Year	622	230	230

Three Years	1,012	784	780

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 21 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos International Growth Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees (subject to performance adjustment)	1.17%	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.25%	0.25%	0.25%

Total Annual Operating Expenses	1.67%	2.42%	2.42%

Expense Reimbursement(1)	(0.27)%	(0.27)%	(0.27)%

Total Annual Operating Expenses After Reimbursement(2)	1.40%	2.15%	2.15%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.

(2)	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	CLASS A	CLASS B	CLASS C
One Year	611	718	318

Three Years	926	1,001	701

Five Years	1,290	1,440	1,240

Ten Years	2,312	2,527	2,714

You would pay the following expenses if you did not redeem your shares:
	CLASS A	CLASS B	CLASS C
One Year	611	218	218

Three Years	926	701	701

Five Years	1,290	1,240	1,240

Ten Years	2,312	2,527	2,714

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 31 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Global Equity Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees (subject to performance adjustment)	1.17%	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.47%	0.47%	0.47%

Total Annual Operating Expenses	1.89%	2.64%	2.64%

Expense Reimbursement(1)	(0.49)%	(0.49)%	(0.49)%

Total Annual Operating Expenses After Reimbursement(2)	1.40%	2.15%	2.15%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.

(2)	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	CLASS A	CLASS B	CLASS C
One Year	611	718	318

Three Years	948	1,025	725

Five Years	1,359	1,510	1,310

Ten Years	2,504	2,716	2,899

You would pay the following expenses if you did not redeem your shares:
	CLASS A	CLASS B	CLASS C
One Year	611	218	218

Three Years	948	725	725

Five Years	1,359	1,310	1,310

Ten Years	2,504	2,716	2,899

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 51 of the Calamos® Family of Funds Prospectus for Class A, B and C shares of Calamos Total Return Bond Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.55%	0.55%	0.55%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.19%	0.19%	0.19%

Total Annual Operating Expenses	0.99%	1.74%	1.74%

Expense Reimbursement(1)	(0.08)%	(0.08)%	(0.08)%

Total Annual Operating Expenses After Reimbursement	0.91%	1.66%	1.66%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 0.90%, 1.65% and 1.65% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
	CLASS A	CLASS B	CLASS C
One Year	464	519	269

Three Years	662	732	532

Five Years	886	1,053	928

Ten Years	1,528	1,840	2,038

You would pay the following expenses if you did not redeem your shares:
	CLASS A	CLASS B	CLASS C
One Year	464	169	169

Three Years	662	532	532

Five Years	886	928	928

Ten Years	1,528	1,840	2,038

The following replaces the second, third and fourth full paragraphs on page 74 under the section entitled “Who Manages the Funds?” which begins on page 73 of the Calamos® Family of Funds Prospectus for Class A, B and C shares:

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund, except Blue Chip Fund, Value Fund, Discovery Growth Fund, International Growth Fund, Global Equity Fund and Total Return Bond Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013 for all Funds.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Blue Chip Fund and Value Fund, as a percentage of the average net assets of the particular class of shares, to 1.15% for Class A shares, 1.90% for Class B shares and 1.90% for Class C shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of International Growth Fund and Global Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Discovery Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Total Return Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.90% for Class A shares, 1.65% for Class B shares and 1.65% for Class C shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013.

Please retain this supplement for future reference.

MFSPT2 07/11

Calamos® Family of Funds

Supplement dated July 1, 2011 to
Calamos® Family of Funds Class I and R Prospectus dated March 1, 2011

This supplement supersedes the supplement that was filed on March 21, 2011 for Calamos International Growth Fund and Calamos Global Equity Fund.

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 7 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Value Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.35%	0.35%

Total Annual Operating Expenses	1.35%	1.85%

Expense Reimbursement(1)	(0.45)%	(0.45)%

Total Annual Operating Expenses After Reimbursement(2)	0.90%	1.40%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 0.90% and 1.40% of average net assets, respectively.

(2)	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	CLASS I	CLASS R
One Year	92	143

Three Years	337	493

Five Years	651	916

Ten Years	1,543	2,095

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 11 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Blue Chip Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.31%	0.31%

Total Annual Operating Expenses	1.31%	1.81%

Expense Reimbursement(1)	(0.41)%	(0.41)%

Total Annual Operating Expenses After Reimbursement(2)	0.90%	1.40%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 0.90% and 1.40% of average net assets, respectively.

(2)	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	CLASS I	CLASS R
One Year	92	143

Three Years	333	488

Five Years	638	902

Ten Years	1,505	2,058

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 15 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Discovery Growth Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses(1)	1.08%	1.02%

Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	0.02%	0.02%

Total Annual Operating Expenses	2.10%	2.54%

Expense Reimbursement(2)	(0.83)%	(0.77)%

Total Annual Operating Expenses After Reimbursement	1.27%	1.77%

(1)	Because the Fund commenced operations on June 1, 2010, “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.

(2)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.25% and 1.75% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	CLASS I	CLASS R
One Year	129	180

Three Years	492	640

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 18 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos International Growth Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees (subject to performance adjustment)	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.25%	0.25%

Total Annual Operating Expenses	1.42%	1.92%

Expense Reimbursement(1)	(0.27)%	(0.27)%

Total Annual Operating Expenses After Reimbursement(2)	1.15%	1.65%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.15% and 1.65% of average net assets, respectively.

(2)	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	CLASS I	CLASS R
One Year	117	168

Three Years	395	549

Five Years	723	985

Ten Years	1,653	2,198

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 26 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Global Equity Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees (subject to performance adjustment)	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.46%	0.47%

Total Annual Operating Expenses	1.63%	2.14%

Expense Reimbursement(1)	(0.48)%	(0.49)%

Total Annual Operating Expenses After Reimbursement(2)	1.15%	1.65%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.15% and 1.65% of average net assets, respectively.

(2)	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	CLASS I	CLASS R
One Year	117	168

Three Years	418	573

Five Years	794	1,056

Ten Years	1,849	2,391

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 44 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Total Return Bond Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.55%	0.55%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.19%	0.19%

Total Annual Operating Expenses	0.74%	1.24%

Expense Reimbursement(1)	(0.08)%	(0.08)%

Total Annual Operating Expenses After Reimbursement	0.66%	1.16%

(1)	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 0.65% and 1.15% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of the period:
	CLASS I	CLASS R
One Year	67	118

Three Years	219	377

Five Years	394	665

Ten Years	901	1,485

The following replaces the second, third and fourth full paragraphs on page 65 under the section entitled “Who Manages the Funds?” which begins on page 64 of the Calamos® Family of Funds Prospectus for Class I and R shares:

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund, except Blue Chip Fund, Value Fund, Discovery Growth Fund, International Growth Fund, Global Equity Fund and Total Return Bond Fund, as a percentage of the average net assets of the particular class of shares, to 1.50% for Class I shares and 2.00% for Class R shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013 for all Funds.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Blue Chip Fund and Value Fund, as a percentage of the average net assets of the particular class of shares, to 0.90% for Class I shares and 1.40% for Class R shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of International Growth Fund and Global Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.15% for Class I shares and 1.65% for Class R shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Discovery Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.25% for Class I shares and 1.75% for Class R shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Total Return Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.65% for Class I shares and 1.15% for Class R shares. For purposes of this agreement, operating expenses do not include taxes, interest, short interest, commissions, dividend expenses on short positions and extraordinary expenses, if any. This agreement is binding on Calamos Advisors through June 30, 2013.

Please retain this supplement for future reference.

MFIRSPT2 07/11

Calamos® Family of Funds
Supplement dated July 1, 2011 to
Calamos® Family of Funds Statement of Additional Information for
Class A, B, C, I and R shares dated March 1, 2011
The following replaces the second paragraph and the table immediately following under the section entitled “Expenses” on page 41 of the Calamos® Family of Funds Statement of Additional Information for Class A, B, C, I and R shares dated March 1, 2011:
Calamos Advisors contractually agreed to limit through June 30, 2013 the annual operating expenses of each class of shares of each Fund in excess of certain limits as reflected in the table below. For purposes of this agreement, operating expenses do not include dividends or interest on short positions.

		Limitation	Expense
Fund	Class	Period	Limitation
Calamos Growth Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Value Fund	Class A	06/30/2013	1.15%
	Class B	06/30/2013	1.90%
	Class C	06/30/2013	1.90%
	Class I	06/30/2013	0.90%
	Class R	06/30/2013	1.40%
Calamos Blue Chip Fund	Class A	06/30/2013	1.15%
	Class B	06/30/2013	1.90%
	Class C	06/30/2013	1.90%
	Class I	06/30/2013	0.90%
	Class R	06/30/2013	1.40%
Calamos Discovery Growth Fund	Class A	06/30/2013	1.50%
	Class B	06/30/2013	2.25%
	Class C	06/30/2013	2.25%
	Class I	06/30/2013	1.25%
	Class R	06/30/2013	1.75%
Calamos International Growth Fund	Class A	06/30/2013	1.40%
	Class B	06/30/2013	2.15%
	Class C	06/30/2013	2.15%
	Class I	06/30/2013	1.15%
	Class R	06/30/2013	1.65%
Calamos Evolving World Growth Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%

		Limitation	Expense
Fund	Class	Period	Limitation
Calamos Global Equity Fund	Class A	06/30/2013	1.40%
	Class B	06/30/2013	2.15%
	Class C	06/30/2013	2.15%
	Class I	06/30/2013	1.15%
	Class R	06/30/2013	1.65%
Calamos Growth and Income Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Global Growth and Income Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Convertible Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Total Return Bond Fund	Class A	06/30/2013	0.90%
	Class B	06/30/2013	1.65%
	Class C	06/30/2013	1.65%
	Class I	06/30/2013	0.65%
	Class R	06/30/2013	1.15%
Calamos High Yield Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Market Neutral Income Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Please retain this supplement for future reference.